Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalents, Noncurrent	$ 8,730	$ 8,958
Asset Retirement Obligation	$ 100	$ 100
Minimum [Member] | Land Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	50 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years